Tax Matters - Deferred Taxes (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets
Prepaid/deferred items - Deferred tax assets		$ 2,247	$ 1,995
Inventories - Deferred tax assets		381	219
Intangibles - Deferred tax assets		1,063	969
Property, plant and equipment - Deferred tax assets		65	174
Employee benefits - Deferred tax assets		3,302	3,950
Restructurings and other charges - Deferred tax assets		318	114
Legal and product liability reserves - Deferred tax assets		730	1,010
Net operating loss/credit carryforwards - Deferred tax assets	[1]	3,808	2,918
State and local tax adjustments - Deferred tax assets		328	295
All other - Deferred tax assets		310	283
Subtotal - Deferred tax assets		12,552	11,927
Valuation allowance		(2,029)	(1,615)
Total deferred taxes - Deferred tax assets		10,523	10,312
Deferred Tax Liabilities
Prepaid/deferred items - Deferred tax liabilities		(38)	(53)
Inventories - Deferred tax liabilities		(190)	(56)
Intangibles - Deferred tax liabilities		(10,885)	(9,224)
Property, plant and equipment - Deferred tax liabilities		(1,096)	(1,242)
Employee benefits - Deferred tax liabilities		(167)	(154)
Restructurings and other charges - Deferred tax liabilities		(20)	(28)
Unremitted earnings - Deferred tax liabilities	[2]	(23,626)	(21,174)
All other - Deferred tax liabilities		(646)	(783)
Deferred Tax Liabilities, Gross		(36,668)	(32,714)
Net deferred tax liability	[3]	$ (26,145)	$ (22,402)

[1]	The amounts in 2015 and 2014 are reduced for unrecognized tax benefits of $2.9 billion and $2.6 billion, respectively, where we have net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to settle any additional income taxes that would result from the disallowance of a tax position.
[2]	The increase in 2015 reflects additional accruals for certain funds earned outside the U.S. that will not be indefinitely reinvested overseas, virtually all of which were earned in the current year. For additional information, see Note 5A.
[3]	In 2015, Noncurrent deferred tax assets and other noncurrent tax assets ($732 million),and Noncurrent deferred tax liabilities ($26.8 billion). In 2014, Noncurrent deferred tax assets and other noncurrent tax assets ($915 million), and Noncurrent deferred tax liabilities ($23.3 billion).